Prospectus Supplement
dated September 17, 2001 to:

PUTNAM VARIABLE TRUST                                         75517 9/01
Prospectuses dated April 30, 2001

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, LLC (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT International Growth and Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Voyager Fund II (to the extent that this prospectus otherwise offers these funds) are replaced with the following:

The following officers and advisor teams of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

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Manager                 Since       Experience
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Putnam VT International
Growth and Income Fund

Deborah F. Kuenstner    1999        1997 - Present      Putnam Management
Managing Director                   Prior to May 1997   DuPont Pension Fund
                                                        Investment
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Pamela Holding          2001        1995 - Present      Putnam Management
Managing Director
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Colin Moore             2000        2000 - Present      Putnam Management
Managing Director                   Prior to May 2000   Rockefeller & Co., Inc.
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Putnam VT OTC &
Emerging Growth Fund

Roland W. Gillis        2001        1995 - Present      Putnam Management
Managing Director
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Steven L. Kirson        1998        1989 - Present      Putnam Management
Senior Vice President
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Michael J. Mufson       1998        1993 - Present      Putnam Management
Senior Vice President
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Putnam VT Voyager Fund II
Roland W. Gillis        2000        1995 - Present      Putnam Management
Managing Director
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Daniel L. Miller        2001        1983 - Present      Putnam Management
Managing Director
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Jeffrey R. Lindsey      2000        1994 - Present      Putnam Management
Managing Director
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